Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Cash, FDIC Insured Amount	$ 100,000
Aggregate amount of time deposits in denominations of $100,000	46,500,000,000	51,800,000,000
Time deposits mature in 2015	47,400,000,000
Time deposits mature in 2016	2,000,000
Time deposits mature in 2017	28,000,000
Time deposits mature in 2018	2,000,000
Time deposits mature in 2019	0
Time deposits mature in 2020 and thereafter	$ 70,000,000